Shareholder Report, Average Annual Return (Details) 197277_Pacer Swan SOS Moderate -April- ETF_TF_TSR Annual {TF}	12 Months Ended	55 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Swan SOS Moderate (April) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Moderate (April) ETF NAV
Average Annual Return, Percent	7.63%	8.07%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	14.24%
S&P 500 Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Price Return Index
Average Annual Return, Percent	19.89%	12.58%